SIF contribution liability - Schedule of Warrant activity (Details) - shares	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Number
Warrants outstanding beginning balance	21,109,135	15,191,077
Warrants outstanding ending balance	53,076,019	21,109,135	15,191,077
SIF warrants
Number
Warrants	1,048,211	5,918,058
Preferred Share Warrants
Number
Warrants	30,918,673
SIF contribution liability | SIF warrants
Number
Warrants outstanding beginning balance	21,109,135	15,191,077	11,090,146
Warrants		5,918,058	4,100,931
Warrants outstanding ending balance		21,109,135	15,191,077